SUBSEQUENT EVENTS (Details) € in Millions, $ in Millions					1 Months Ended	12 Months Ended
	Mar. 02, 2021	Feb. 17, 2021 Segment	Feb. 16, 2021 EUR (€)	Feb. 10, 2021 EUR (€) Option	Feb. 10, 2021 EUR (€)	Dec. 31, 2020 EUR (€) Segment	Dec. 31, 2020 USD ($)
Separation and Distribution Agreement [Abstract]
Debt | $							$ 51.5
Total invested equity [Abstract]
Balance at beginning of period					€ 1,825.8	€ 1,784.4
Balance at ending of period						1,825.8
Cash and cash equivalents [Abstract]
Cash and cash equivalents, beginning of period					3,189.7	3,563.6
Cash and cash equivalents, end of period						€ 3,189.7
Segment information [Abstract]
Number of reportable segments | Segment		2				1
Separation and Distribution Agreement [Member]
Total invested equity [Abstract]
Balance at beginning of period					1,826.0
Balance at ending of period						€ 1,826.0
Cash and cash equivalents [Abstract]
Cash and cash equivalents, beginning of period					3,190.0
Cash and cash equivalents, end of period						€ 3,190.0
Subsequent Events [Member]
Separation and Distribution Agreement [Abstract]
Debt				€ 748.0	748.0
Subsequent Events [Member] | Separation and Distribution Agreement [Member]
Total invested equity [Abstract]
Cash contribution					(534.0)
Receivables and other net asset contributions					(84.0)
Balance at ending of period				1,208.0	1,208.0
Cash and cash equivalents [Abstract]
Cash contribution					(534.0)
Net cash proceeds from the Facilities Agreement					355.0
Other net cash impacts from intercompany settlements					28.0
Cash and cash equivalents, end of period				3,039.0	3,039.0
Subsequent Events [Member] | Senior Unsecured Bridge and Revolving Facilities [Member]
Separation and Distribution Agreement [Abstract]
Available borrowing capacity				1,400.0	1,400.0
Bridge term facility and new revolving credit facility [Abstract]
Remaining borrowing capacity				€ 1,400.0	1,400.0
Subsequent Events [Member] | Bridge Term Facility [Member]
Separation and Distribution Agreement [Abstract]
Available borrowing capacity			€ 30.0
Bridge term facility and new revolving credit facility [Abstract]
Credit facility maturity term				12 months
Number of extension options | Option				2
Extension period				6 months
Amount drawn			620.0
Remaining borrowing capacity			€ 30.0
Maturity date	March 2, 2021
Subsequent Events [Member] | Bridge Term Facility [Member] | Top of Range [Member]
Separation and Distribution Agreement [Abstract]
Available borrowing capacity				€ 650.0	650.0
Bridge term facility and new revolving credit facility [Abstract]
Remaining borrowing capacity				€ 650.0	€ 650.0
Subsequent Events [Member] | Bridge Term Facility [Member] | EURIBOR [Member]
Bridge term facility and new revolving credit facility [Abstract]
Applicable margin on interest rate				0.50%	0.50%
Subsequent Events [Member] | New Revolving Credit Facility [Member]
Bridge term facility and new revolving credit facility [Abstract]
Maximum borrowing capacity				€ 250.0	€ 250.0
Credit facility maturity term				3 years
Number of extension options | Option				2
Extension period				1 year
Maturity date				February 15, 2021
Subsequent Events [Member] | New Revolving Credit Facility [Member] | EURIBOR [Member]
Bridge term facility and new revolving credit facility [Abstract]
Applicable margin on interest rate				0.60%	0.60%
Subsequent Events [Member] | New Revolving Credit Facility [Member] | Technip Energies N.V. and Technip Eurocash SNC [Member] | Top of Range [Member]
Separation and Distribution Agreement [Abstract]
Available borrowing capacity				€ 750.0	€ 750.0
Bridge term facility and new revolving credit facility [Abstract]
Remaining borrowing capacity				€ 750.0	€ 750.0